Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Summary of supplemental information related to operating leases

	As of December 31,
	2023		2024
	RMB		RMB
Lease right‑of‑use assets, net	52,562		24,110
Lease liabilities - current portion	29,435		11,447
Lease liabilities - non-current portion	24,419		7,050
Total lease liabilities	53,854		18,497
Weighted average remaining lease term	1.88	years	1.05	years
Weighted average annual discount rate	4.75%		4.75%

Summary of lease cost recognized in the Group's consolidated statements of comprehensive income and supplemental cashflow information related to operating leases

	For the year ended
	December 31, 2022	December 31,	December 31,
	(As adjusted)	2023	2024
	RMB	RMB	RMB
Operating lease expense	89,629	54,565	35,548
Short‑term lease expense	5,596	5,430	7,561
Total lease cost	95,225	59,995	43,109

Summary of supplemental cash flow information for the Group's leases

	For the year ended
	December 31, 2022	December 31,	December 31,
	(As adjusted)	2023	2024
	RMB	RMB	RMB
Cash payments for operating lease liabilities, included in operating cash flows	77,189	62,636	43,135
Lease liabilities arising from obtaining right‑of‑use assets	35,311	38,746	6,625
Decrease in lease liabilities due to termination of lease contracts	(53,510)	(12,657)	(42)

Summary of aggregate future minimum rental payments under non cancelable agreement

Rental
RMB
2025	11,845
2026	7,066
2027	102
2028	63
2029	30
Total minimum lease payment	19,106
Less: imputed interest	(609)
Total lease liability balance	18,497